Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 97.32%
Australia: 7.05%
Afterpay Touch Group Limited (Information technology, IT services)†	2,919	$ 266,634
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	13,602	318,192
Aurizon Holdings Limited (Industrials, Road & rail)	102,215	300,994
Australia & New Zealand Banking Group Limited (Financials, Banks)	43,164	866,806
BHP Billiton Limited (Materials, Metals & mining)	40,845	1,543,960
Brambles Limited (Industrials, Commercial services & supplies)	39,941	305,124
Coles Group Liimited (Consumer staples, Food & staples retailing)	19,979	236,535
Commonwealth Bank of Australia (Financials, Banks)	19,656	1,233,783
CSL Limited (Health care, Biotechnology)	5,554	1,131,898
Fortescue Metals Group Limited (Materials, Metals & mining)	28,536	527,007
Goodman Group (Real estate, Equity REITs)	25,699	328,430
Macquarie Group Limited (Financials, Capital markets)	3,564	390,127
National Australia Bank Limited (Financials, Banks)	43,697	829,685
Newcrest Mining Limited (Materials, Metals & mining)	16,736	314,499
REA Group Limited (Communication services, Interactive media & services)	2,891	305,510
Rio Tinto Limited (Materials, Metals & mining)	5,892	578,123
Santos Limited (Energy, Oil, gas & consumable fuels)	58,644	324,902
Scentre Group (Real estate, Equity REITs)	106,995	236,923
Sonic Healthcare Limited (Health care, Health care providers & services)	9,747	238,972
Stockland Corporation Limited (Real estate, Equity REITs)	58,737	187,676
Tabcorp Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	94,367	321,831
Transurban Group (Industrials, Transportation infrastructure)	36,749	364,191
Wesfarmers Limited (Consumer discretionary, Multiline retail)	18,862	717,420
Westpac Banking Corporation (Financials, Banks)	43,174	791,475
Woodside Petroleum Limited (Energy, Oil, gas & consumable fuels)	33,717	635,846
Woolworths Group Limited (Consumer staples, Food & staples retailing)	14,809	451,631
		13,748,174
Austria: 0.11%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)†	6,292	206,611
Belgium: 0.94%
Ageas NV (Financials, Insurance)	5,611	314,506
Anheuser-Busch InBev SA/NV (Consumer staples, Beverages)	9,006	518,238
Colruyt SA (Consumer staples, Food & staples retailing)	1,573	94,231
KBC Group NV (Financials, Banks)†	4,463	320,301
Telenet Group Holding NV (Communication services, Media)	4,482	179,037
UCB SA (Health care, Pharmaceuticals)	1,814	179,870
Umicore SA (Materials, Chemicals)	3,808	223,715
		1,829,898
Denmark: 2.31%
A.P. Moller - Maersk AS (Industrials, Marine)	172	343,667
Carlsberg AS Class B (Consumer staples, Beverages)	2,149	337,453
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,634	248,897
DSV Panalpina AS (Industrials, Air freight & logistics)	3,297	603,022
Genmab AS (Health care, Biotechnology)†	1,375	461,155
GN Store Nord AS (Health care, Health care equipment & supplies)	1,185	99,307
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	20,811	1,484,596
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Denmark: (continued)
Orsted AS (Utilities, Electric utilities)144A	2,690	$ 433,565
Vestas Wind Systems AS (Industrials, Electrical equipment)	2,618	490,940
		4,502,602
Finland: 1.18%
Fortum Oyj (Utilities, Electric utilities)	12,312	306,752
Kone Oyj Class B (Industrials, Machinery)	4,005	319,654
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	4,308	284,544
Nokia Oyj (Information technology, Communications equipment)†	68,156	271,541
Nordea Bank AB (Financials, Banks)	49,544	448,711
Orion Oyj Class B (Health care, Pharmaceuticals)	2,083	85,452
Sampo Oyj Class A (Financials, Insurance)	6,899	307,087
UPM-Kymmene Oyj (Materials, Paper & forest products)	7,314	279,428
		2,303,169
France: 10.64%
Air Liquide SA (Materials, Chemicals)	5,202	783,395
Amundi SA (Financials, Capital markets)144A†	2,260	171,738
Arkema SA (Materials, Chemicals)	1,830	201,735
Atos Origin SA (Information technology, IT services)†	3,108	242,919
AXA SA (Financials, Insurance)	20,882	525,146
bioMerieux (Health care, Health care equipment & supplies)	1,287	163,224
BNP Paribas SA (Financials, Banks)†	14,544	864,603
Bolloré SA (Industrials, Air freight & logistics)	74,489	357,059
Bouygues SA (Industrials, Construction & engineering)	5,944	240,638
Capgemini SE (Information technology, IT services)	3,082	494,969
Carrefour SA (Consumer staples, Food & staples retailing)	13,516	235,832
CNP Assurances SA (Financials, Insurance)†	12,849	231,220
Compagnie de Saint-Gobain SA (Industrials, Building products)†	8,563	460,487
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	3,285	474,981
Credit Agricole SA (Financials, Banks)†	19,783	277,189
Danone SA (Consumer staples, Food products)	7,717	524,763
Edenred Group (Information technology, IT services)	4,654	257,933
Engie SA (Utilities, Multi-utilities)†	27,215	396,229
Essilor International SA Cie Generale d'Optique (Consumer discretionary, Textiles, apparel & luxury goods)	3,675	599,515
Gecina SA (Real estate, Equity REITs)	1,464	202,030
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	305	339,782
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	792	500,900
Legrand SA (Industrials, Electrical equipment)	3,927	341,411
L'Oréal SA (Consumer staples, Personal products)	2,782	1,015,290
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	3,175	2,011,740
Orange SA (Communication services, Diversified telecommunication services)	29,889	344,376
Pernod-Ricard SA (Consumer staples, Beverages)	2,912	552,790
Publicis Groupe SA (Communication services, Media)	4,932	290,008
Safran SA (Industrials, Aerospace & defense)†	4,692	639,578
Sanofi SA (Health care, Pharmaceuticals)	14,224	1,305,346
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	263	114,871
Schneider Electric SE (Industrials, Electrical equipment)	7,634	1,128,873
Societe Generale SA (Financials, Banks)†	14,855	367,607
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)†	2,705	259,122
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
France: (continued)
Teleperformance SE (Industrials, Professional services)	1,139	$ 403,497
Thales SA (Industrials, Aerospace & defense)	2,457	232,702
Total SA (Energy, Oil, gas & consumable fuels)	28,577	1,332,549
Unibail Rodamco Westfield (Real estate, Equity REITs)	3,477	255,994
Veolia Environnement SA (Utilities, Multi-utilities)	12,472	334,454
Vinci SA (Industrials, Construction & engineering)	5,565	578,760
Vivendi SE (Communication services, Entertainment)	11,378	393,818
Worldline SA (Information technology, IT services)144A†	3,314	295,614
		20,744,687
Germany: 8.62%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)†	1,940	676,254
Allianz AG (Financials, Insurance)	4,446	1,073,083
BASF SE (Materials, Chemicals)	12,843	1,050,697
Bayer AG (Health care, Pharmaceuticals)	10,093	613,061
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	6,166	532,797
Brenntag AG (Industrials, Trading companies & distributors)	3,864	299,409
Continental AG (Consumer discretionary, Auto components)	2,669	383,704
Covestro AG (Materials, Chemicals)144A	4,869	352,545
Daimler AG (Consumer discretionary, Automobiles)	12,344	989,561
Delivery Hero SE (Consumer discretionary, Internet & direct marketing retail)144A†	1,516	193,714
Deutsche Bank AG (Financials, Capital markets)†	29,976	368,879
Deutsche Boerse AG (Financials, Capital markets)	2,696	441,734
Deutsche Post AG (Industrials, Air freight & logistics)	15,520	770,841
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	46,847	852,167
Deutsche Wohnen AG (Real estate, Real estate management & development)	5,412	254,380
E.ON SE (Utilities, Multi-utilities)	29,708	302,917
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	2,454	169,897
Fresenius SE & Company KGaA (Health care, Health care providers & services)	7,607	325,907
Heidelbergcement AG (Materials, Construction materials)	5,695	450,435
Hellofresh SE (Consumer discretionary, Internet & direct marketing retail)†	3,005	233,474
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	15,736	684,700
LANXESS AG (Materials, Chemicals)	2,775	205,974
LEG Immobilien AG (Real estate, Real estate management & development)	2,206	300,980
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,644	483,593
RWE AG (Utilities, Multi-utilities)	9,753	368,369
SAP SE (Information technology, Software)	12,331	1,525,180
Scout24 AG (Communication services, Interactive media & services)144A	2,605	196,493
Siemens AG (Industrials, Industrial conglomerates)	9,306	1,440,209
Symrise AG (Materials, Chemicals)	1,435	167,639
Volkswagen AG ADR (Consumer discretionary, Automobiles)	2,544	532,255
Vonovia SE (Real estate, Real estate management & development)	4,972	316,662
Zalando SE (Consumer discretionary, Internet & direct marketing retail)144A†	2,423	249,102
		16,806,612
Hong Kong: 3.21%
AIA Group Limited (Financials, Insurance)	149,000	1,879,103
BOC Hong Kong (Holdings) Limited (Financials, Banks)	219,000	727,629
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
CK Asset Holdings Limited (Real estate, Real estate management & development)	73,000	$ 429,063
Henderson Land Development Company Limited (Real estate, Real estate management & development)	51,000	222,157
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	16,900	1,039,060
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	49,440	237,520
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	4,700	245,015
Jardine Strategic Holdings Limited (Industrials, Industrial conglomerates)	8,427	217,284
New World Development Company Limited (Real estate, Real estate management & development)	44,000	223,784
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	21,000	340,861
Techtronic Industries Company Limited (Industrials, Machinery)	23,500	357,668
WH Group Limited (Consumer staples, Food products)144A	373,000	334,547
		6,253,691
Ireland: 0.78%
CRH plc (Materials, Construction materials)	9,925	430,856
DCC plc (Industrials, Industrial conglomerates)	4,448	359,305
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure)†	2,004	383,871
Kerry Group plc Class A (Consumer staples, Food products)	1,320	158,825
Kingspan Group plc (Industrials, Building products)†	2,565	186,462
		1,519,319
Israel: 0.39%
Check Point Software Technologies Limited (Information technology, Software)†	2,679	295,333
Nice Systems Limited ADR (Information technology, Software)†	892	206,036
Wix.com Limited (Information technology, IT services)†	739	257,593
		758,962
Italy: 1.77%
DiaSorin SpA (Health care, Health care equipment & supplies)	926	181,539
Enel SpA (Utilities, Electric utilities)	100,380	946,473
FinecoBank SpA (Financials, Banks)†	11,611	203,647
Intesa Sanpaolo SpA (Financials, Banks)†	248,441	638,750
Nexi SpA (Information technology, IT services)144A†	9,678	173,193
Poste Italiane SpA (Financials, Insurance)144A	35,775	405,311
Snam SpA (Utilities, Gas utilities)	57,572	298,024
Terna SpA (Utilities, Electric utilities)	35,467	246,038
UniCredit SpA (Financials, Banks)†	35,372	364,000
		3,456,975
Japan: 24.51%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	2,400	198,257
Asahi Breweries Limited (Consumer staples, Beverages)	7,100	309,965
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	32,500	513,863
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	4,000	305,969
Bridgestone Corporation (Consumer discretionary, Auto components)	9,400	371,340
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	13,900	275,426
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	15,300	$ 331,828
Central Japan Railway Company (Industrials, Road & rail)	3,300	543,755
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	7,000	314,266
CyberAgent Incorporated (Communication services, Media)	1,300	78,509
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	34,800	618,506
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	19,600	556,569
Daikin Industries Limited (Industrials, Building products)	3,700	721,089
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	9,800	277,987
Eisai Company Limited (Health care, Pharmaceuticals)	3,000	206,884
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	96,000	424,511
FANUC Corporation (Industrials, Machinery)	2,600	649,758
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	800	793,182
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	4,200	240,157
Fujitsu Limited (Information technology, IT services)	3,800	551,297
GMO Payment Gateway Incorporated (Information technology, IT services)	800	105,884
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	11,100	511,962
Honda Motor Company Limited (Consumer discretionary, Automobiles)	28,700	793,305
Hoya Corporation (Health care, Health care equipment & supplies)	6,000	682,361
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	13,600	309,400
Itochu Corporation (Industrials, Trading companies & distributors)	20,600	615,281
Japan Real Estate Investment Corporation (Real estate, Equity REITs)	43	262,831
Japan Tobacco Incorporated (Consumer staples, Tobacco)	22,200	401,964
JTEKT Corporation (Consumer discretionary, Auto components)	28,800	305,884
Kajima Corporation (Industrials, Construction & engineering)	17,400	223,307
Kao Corporation (Consumer staples, Personal products)	5,600	376,762
KDDI Corporation (Communication services, Wireless telecommunication services)	22,900	713,873
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	1,900	906,036
Kirin Holdings Company Limited (Consumer staples, Beverages)	12,500	246,260
Komatsu Limited (Industrials, Machinery)	12,500	375,256
Kubota Corporation (Industrials, Machinery)	18,800	426,486
M3 Incorporated (Health care, Health care technology)	5,500	437,128
Makita Corporation (Industrials, Machinery)	4,600	196,655
Marubeni Corporation (Industrials, Trading companies & distributors)	58,100	435,281
Minebea Company Limited (Industrials, Machinery)	9,500	235,224
Mitsubishi Corporation (Industrials, Trading companies & distributors)	17,200	487,590
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	28,800	426,493
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	20,500	356,746
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	109,200	574,359
Mitsui & Company Limited (Industrials, Trading companies & distributors)	24,100	516,083
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	15,300	347,962
Mizuho Financial Group Incorporated (Financials, Banks)	33,040	486,296
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	14,600	414,417
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	7,200	617,218
NEC Corporation (Information technology, IT services)	5,600	306,315
Nexon Company Limited (Communication services, Entertainment)	11,300	355,801
Nidec Corporation (Industrials, Electrical equipment)	5,300	675,830
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Nintendo Company Limited (Communication services, Entertainment)	1,700	$ 1,039,673
Nippon Paint Company Limited (Materials, Chemicals)	2,100	156,415
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	19,900	515,510
Nissan Motor Company Limited (Consumer discretionary, Automobiles)†	73,100	399,639
Nitori Holdings Company Limited (Consumer discretionary, Specialty retail)	1,700	317,406
Nitto Denko Corporation (Materials, Chemicals)	6,700	575,109
Nomura Holdings Incorporated (Financials, Capital markets)	77,400	452,107
Nomura Research Institute Limited (Information technology, IT services)	7,900	245,105
Obayashi Corporation (Industrials, Construction & engineering)	24,700	213,230
OBIC Company Limited (Information technology, IT services)	1,200	202,150
Olympus Corporation (Health care, Health care equipment & supplies)	11,000	231,766
Omron Corporation (Information technology, Electronic equipment, instruments & components)	2,600	210,949
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	11,600	312,896
Oracle Corporation (Japan) (Information technology, Software)	1,600	162,384
Oriental Land Company Limited (Consumer discretionary, Hotels, restaurants & leisure)	2,100	353,605
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	8,800	350,997
Panasonic Corporation (Consumer discretionary, Household durables)	51,200	661,921
Rakuten Incorporated (Consumer discretionary, Internet & direct marketing retail)	10,100	113,522
Recruit Holdings Company Limited (Industrials, Professional services)	16,400	819,498
Resona Holdings Incorporated (Financials, Banks)	72,200	291,741
Rinnai Corporation (Consumer discretionary, Household durables)	800	81,131
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	2,100	207,944
SBI Holdings Incorporated (Financials, Capital markets)	7,700	215,438
Secom Company Limited (Industrials, Commercial services & supplies)	3,800	330,885
Sekisui House Limited (Consumer discretionary, Household durables)	23,700	447,186
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	10,900	415,446
Shimamura Company Limited (Consumer discretionary, Specialty retail)	2,300	229,831
Shimano Incorporated (Consumer discretionary, Leisure products)	1,400	312,652
Shimizu Corporation (Industrials, Construction & engineering)	27,100	205,867
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	4,600	753,913
Shionogi & Company Limited (Health care, Pharmaceuticals)	4,600	235,043
SMC Corporation (Industrials, Machinery)	800	474,443
SoftBank Corporation (Communication services, Wireless telecommunication services)	36,300	490,859
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	19,200	1,791,925
Sompo Holdings Incorporated (Financials, Insurance)	7,700	296,343
Sony Corporation (Consumer discretionary, Household durables)	15,800	1,668,498
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	25,000	366,294
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	13,100	462,501
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	7,700	267,167
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	5,700	248,634
Sysmex Corporation (Health care, Health care equipment & supplies)	2,300	239,470
T&D Holdings Incorporated (Financials, Insurance)	26,100	355,500
Taiheiyo Cement Corporation (Materials, Construction materials)	7,600	190,702
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	23,100	778,442
TDK Corporation (Information technology, Electronic equipment, instruments & components)	2,800	403,238
Terumo Corporation (Health care, Health care equipment & supplies)	7,500	279,002
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Tobu Railway Company Limited (Industrials, Road & rail)	5,400	$ 154,358
Tokio Marine Holdings Incorporated (Financials, Insurance)	7,600	377,557
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric utilities)†	84,100	270,888
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	2,200	917,437
Toray Industries Incorporated (Materials, Chemicals)	62,200	410,325
Tosoh Corporation (Materials, Chemicals)	13,900	255,522
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	6,600	280,970
Toyota Motor Corporation (Consumer discretionary, Automobiles)	24,700	1,825,175
Trend Micro Incorporated (Information technology, Software)	3,400	164,366
Unicharm Corporation (Consumer staples, Household products)	9,800	388,258
United Urban Investment Corporation (Real estate, Equity REITs)	156	215,241
Yahoo! Japan Corporation (Communication services, Interactive media & services)	38,800	236,885
Yamaha Corporation (Consumer discretionary, Leisure products)	3,700	207,421
Yaskawa Electric Corporation (Industrials, Machinery)	5,600	281,751
		47,769,499
Luxembourg: 0.30%
ArcelorMittal (Materials, Metals & mining)†	15,013	350,573
Eurofins Scientific SE (Health care, Life sciences tools & services)†	2,540	225,466
		576,039
Netherlands: 5.07%
ABN AMRO Group NV (Financials, Banks)144A†	19,502	224,244
Adyen NV (Information technology, IT services)144A†	230	536,678
Aegon NV (Financials, Insurance)	48,284	231,412
Airbus SE (Industrials, Aerospace & defense)†	7,123	827,512
Akzo Nobel NV (Materials, Chemicals)	3,326	343,941
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	5,024	2,849,217
CNH Industrial NV (Industrials, Machinery)†	25,731	379,808
ING Groep NV (Financials, Banks)	55,078	603,253
Just Eat Takeaway NV (Consumer discretionary, Internet & direct marketing retail)144A†	2,261	217,569
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	23,724	626,426
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	12,553	685,357
NN Group NV (Financials, Insurance)	5,651	260,928
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	6,569	783,133
Qiagen NV (Health care, Life sciences tools & services)†	6,170	305,221
Stellantis NV (Consumer discretionary, Automobiles)	12,619	204,539
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	9,747	378,547
Wolters Kluwer NV (Communication services, Media)	5,375	426,073
		9,883,858
New Zealand: 0.14%
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	12,767	271,485
Norway: 0.41%
Den Norske Bank ASA (Financials, Banks)	14,115	274,218
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Norway: (continued)
Equinor ASA (Energy, Oil, gas & consumable fuels)	16,691	$ 316,535
Orkla ASA (Consumer staples, Food products)	23,062	212,411
		803,164
Portugal: 0.09%
Jeronimo Martins SA (Consumer staples, Food & staples retailing)	11,075	171,414
Singapore: 1.01%
Ascendas REIT (Real estate, Equity REITs)	85,000	185,913
DBS Group Holdings Limited (Financials, Banks)	23,900	473,569
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	413,600	263,506
Mapletree Logistics Trust (Real estate, Equity REITs)	204,100	281,596
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	37,700	308,419
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	15,400	219,756
Wilmar International Limited (Consumer staples, Food products)	61,900	243,707
		1,976,466
Spain: 2.54%
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	7,959	243,183
Amadeus IT Holding SA Class A (Information technology, IT services)†	5,361	374,290
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	72,779	404,715
Banco Santander Central Hispano SA (Financials, Banks)†	199,953	695,255
Cellnex Telecom SA (Communication services, Diversified telecommunication services)144A	4,646	252,788
Enagás SA (Utilities, Gas utilities)	12,378	259,265
Endesa SA (Utilities, Electric utilities)	8,447	208,728
Ferrovial SA (Industrials, Construction & engineering)	3,564	88,451
Grifols SA (Health care, Biotechnology)	7,129	178,610
Iberdrola SA (Utilities, Electric utilities)	61,250	767,580
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	15,757	519,559
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	11,426	190,886
Repsol SA (Energy, Oil, gas & consumable fuels)	25,026	315,022
Telefónica SA (Communication services, Diversified telecommunication services)	108,012	461,126
		4,959,458
Sweden: 3.21%
Alfa Laval AB (Industrials, Machinery)†	7,553	233,312
Assa Abloy AB Class B (Industrials, Building products)	14,138	354,649
Atlas Copco AB Class A (Industrials, Machinery)	11,918	680,170
Electrolux AB Class B (Consumer discretionary, Household durables)	4,034	95,237
Epiroc AB Class A (Industrials, Machinery)	15,528	329,094
Ericsson LM Class B (Information technology, Communications equipment)	36,130	451,478
Essity Aktiebolag AB (Consumer staples, Household products)	8,304	249,510
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure)144A	2,241	279,441
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)†	14,730	346,482
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	3,149	261,921
Kinnevik AB Class B (Financials, Diversified financial services)	3,986	184,964
Sandvik AB (Industrials, Machinery)†	17,904	480,826
Securitas AB Class B (Industrials, Commercial services & supplies)	13,988	214,449
See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Sweden: (continued)
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)†	28,146	$ 323,351
SKF AB Class B (Industrials, Machinery)	12,376	337,203
Svenska Handelsbanken AB Class A (Financials, Banks)†	34,475	363,464
Swedbank AB Class A (Financials, Banks)	12,050	211,046
Swedish Match AB (Consumer staples, Tobacco)	4,951	355,352
Volvo AB Class B (Industrials, Machinery)†	19,597	501,691
		6,253,640
Switzerland: 8.99%
ABB Limited (Industrials, Electrical equipment)	21,939	631,613
Adecco SA (Industrials, Professional services)	5,421	341,180
Alcon Incorporated (Health care, Health care equipment & supplies)†	6,344	436,924
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	6,098	587,612
Credit Suisse Group AG (Financials, Capital markets)	36,496	527,972
Geberit AG (Industrials, Building products)	421	248,212
Givaudan SA (Materials, Chemicals)	103	387,926
Julius Bär Gruppe AG (Financials, Capital markets)	5,888	362,426
Kuehne & Nagel International AG (Industrials, Marine)	1,083	256,986
LafargeHolcim Limited (Materials, Construction materials)	11,336	625,370
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,665	389,643
Lonza Group AG (Health care, Life sciences tools & services)	1,083	683,097
Nestle SA (Consumer staples, Food products)	34,454	3,595,916
Novartis AG (Health care, Pharmaceuticals)	27,270	2,348,667
Partners Group Holding AG (Financials, Capital markets)	324	387,915
Roche Holding AG (Health care, Pharmaceuticals)	8,699	2,853,783
Schindler Holding AG (Industrials, Machinery)	1,049	279,310
Sika AG (Materials, Chemicals)	1,898	501,906
Sonova Holding AG (Health care, Health care equipment & supplies)†	1,093	279,716
Swiss Life Holding AG (Financials, Insurance)	571	283,809
Swisscom AG (Communication services, Diversified telecommunication services)	599	300,894
UBS Group AG (Financials, Capital markets)	50,170	780,562
Zurich Insurance Group AG (Financials, Insurance)	1,038	423,723
		17,515,162
United Kingdom: 14.05%
3i Group plc (Financials, Capital markets)	19,354	300,451
Anglo American plc (Materials, Metals & mining)	20,155	782,034
Ashtead Group plc (Industrials, Trading companies & distributors)	7,171	389,612
Associated British Foods plc (Consumer staples, Food products)†	10,879	360,776
AstraZeneca plc (Health care, Pharmaceuticals)	15,155	1,472,066
Aviva plc (Financials, Insurance)	94,461	478,578
BAE Systems plc (Industrials, Aerospace & defense)	53,464	361,901
Barclays plc (Financials, Banks)	216,496	483,161
BHP Group plc (Materials, Metals & mining)	28,682	910,955
BP plc (Energy, Oil, gas & consumable fuels)	253,395	1,037,785
British American Tobacco plc (Consumer staples, Tobacco)	31,837	1,105,545
BT Group plc (Communication services, Diversified telecommunication services)†	124,891	216,176
Bunzl plc (Industrials, Trading companies & distributors)	10,616	331,439
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)†	27,294	554,258
Diageo plc (Consumer staples, Beverages)	26,792	1,053,963
Experian Group Limited plc (Industrials, Professional services)	10,383	329,596
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Ferguson plc (Industrials, Trading companies & distributors)	3,533	$ 417,993
GlaxoSmithKline plc (Health care, Pharmaceuticals)	62,498	1,042,827
Glencore plc (Materials, Metals & mining)†	122,008	496,523
GVC Holdings plc (Consumer discretionary, Hotels, restaurants & leisure)†	11,049	218,584
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	6,457	201,988
HSBC Holdings plc (Financials, Banks)†	230,770	1,382,398
Imperial Tobacco Group plc (Consumer staples, Tobacco)	17,114	318,879
Johnson Matthey plc (Materials, Chemicals)	7,162	306,037
Kingfisher plc (Consumer discretionary, Specialty retail)†	54,504	202,016
Legal & General Group plc (Financials, Insurance)	98,201	357,078
Lloyds Banking Group plc (Financials, Banks)†	800,448	436,142
London Stock Exchange Group plc (Financials, Capital markets)	3,431	461,053
National Grid plc (Utilities, Multi-utilities)	47,038	528,916
Ocado Group plc (Consumer discretionary, Internet & direct marketing retail)†	5,881	180,684
Persimmon plc (Consumer discretionary, Household durables)	7,240	262,344
Phoenix Group Holdings plc (Financials, Insurance)	23,918	237,374
Prudential plc (Financials, Insurance)	32,689	651,174
Reckitt Benckiser Group plc (Consumer staples, Household products)	10,294	863,471
RELX plc (Industrials, Professional services)	26,369	623,944
Rentokil Initial plc (Industrials, Commercial services & supplies)†	37,564	244,751
Rio Tinto plc (Materials, Metals & mining)	14,903	1,291,597
Rolls-Royce Holdings plc (Industrials, Aerospace & defense)†	130,783	197,022
Royal Dutch Shell plc (Energy, Oil, gas & consumable fuels)	57,720	1,180,633
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	41,087	805,442
Segro plc (Real estate, Equity REITs)	21,644	274,760
Smith & Nephew plc (Health care, Health care equipment & supplies)	12,546	243,658
Smiths Group plc (Industrials, Industrial conglomerates)	11,880	243,289
Standard Chartered plc (Financials, Banks)†	48,374	313,059
Tesco plc (Consumer staples, Food & staples retailing)	102,751	322,958
The Berkeley Group Holdings plc (Consumer discretionary, Household durables)	4,480	253,823
Unilever plc (Consumer staples, Personal products)	14,931	778,314
Unilever plc (Consumer staples, Personal products)	17,820	925,714
Vodafone Group plc (Communication services, Wireless telecommunication services)	317,130	542,876
WPP plc (Communication services, Media)	34,459	412,110
		27,387,727
Total Common stocks (Cost $156,228,832)		189,698,612

	Dividend yield
Preferred stocks: 0.14%
Germany: 0.14%
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.10%	529	271,707
Total Preferred stocks (Cost $224,970)			271,707

See accompanying notes to portfolio of investments

10  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.72%
Investment companies: 1.72%
Securities Lending Cash Investments LLC ♠∩∞		0.05%	286,090	$ 286,090
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	3,068,824	3,068,824
Total Short-term investments (Cost $3,354,914)				3,354,914
Total investments in securities (Cost $159,808,716)	99.18%			193,325,233
Other assets and liabilities, net	0.82			1,594,897
Total net assets	100.00%			$194,920,130

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$8,912,622	$(8,626,532)	$0	$0	$286,090		286,090	$470#
Wells Fargo Government Money Market Fund Select Class	11,162,407	29,268,513	(37,362,096)	0	0	3,068,824		3,068,824	1,241
				$0	$0	$3,354,914	1.72%		$1,711

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	32	3-19-2021	$3,509,503	$3,462,400	$0	$(47,103)
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  11

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

12  |  Wells Fargo Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Disciplined International Developed Markets Portfolio  |  13

Notes to portfolio of investments—February 28, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$13,748,174	$0	$13,748,174
Austria	0	206,611	0	206,611
Belgium	0	1,829,898	0	1,829,898
Denmark	248,897	4,253,705	0	4,502,602
Finland	0	2,303,169	0	2,303,169
France	114,871	20,629,816	0	20,744,687
Germany	0	16,806,612	0	16,806,612
Hong Kong	0	6,253,691	0	6,253,691
Ireland	186,462	1,332,857	0	1,519,319
Israel	552,926	206,036	0	758,962
Italy	0	3,456,975	0	3,456,975
Japan	0	47,769,499	0	47,769,499
Luxembourg	0	576,039	0	576,039
Netherlands	509,760	9,374,098	0	9,883,858
New Zealand	0	271,485	0	271,485
Norway	212,411	590,753	0	803,164
Portugal	0	171,414	0	171,414
Singapore	0	1,976,466	0	1,976,466
Spain	0	4,959,458	0	4,959,458
Sweden	0	6,253,640	0	6,253,640
Switzerland	0	17,515,162	0	17,515,162
United Kingdom	925,714	26,462,013	0	27,387,727
Preferred stocks
Germany	0	271,707	0	271,707
Short-term investments
Investment companies	3,354,914	0	0	3,354,914
Total assets	$6,105,955	$187,219,278	$0	$193,325,233
Liabilities
Futures contracts	$47,103	$0	$0	$47,103
Total liabilities	$47,103	$0	$0	$47,103
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

14  |  Wells Fargo Disciplined International Developed Markets Portfolio